Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Net income	$ 12,614	$ 7,703	$ 6,698
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on marketable securities, net of taxes		39	(113)
Fair value adjustments on debt securities, net of taxes		(1)
Fair value adjustments on deferred cash flow hedges, net of taxes	12	12	15
Total fair value adjustments on financial instruments, net of taxes	12	50	(98)
Associated companies' movements in comprehensive income	(482)	(37)	671
Net investment hedge	95	(237)
Currency translation effects	315	2,210	(2,391)
Total of items to eventually recycle	(60)	1,986	(1,818)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	(359)	851	(515)
Fair value adjustments on equity securities, net of taxes	13
Total of items never to be recycled	(346)	851	(515)
Total comprehensive income	12,208	10,540	4,365
Attributable to
Shareholders of Novartis AG	12,210	10,538	4,382
Comprehensive income, attributable to non-controlling interests	$ (2)	$ 2	$ (17)